TAX STATUS	12 Months Ended
Dec. 31, 2025
NORTHEAST COMMUNITY BANK EMPLOYEES' SAVINGS & PROFIT SHARING PLAN AND TRUST
TAX STATUS
TAX STATUS

D.Tax Status:

The Plan has adopted the volume submitter profit sharing plan document of FMR LLC.  The volume submitter sponsor received a favorable opinion letter dated June 30, 2020 in which the IRS stated that the form of the volume submitter plan was in compliance with the applicable requirements of the IRC. The plan administrator believes that the Plan is designed and being operated in compliance with the applicable requirements of the IRC, and that the related trust is therefore tax-exempt.

Accounting principles generally accepted in the United States of America require plan management to evaluate tax positions taken by the plan and recognize a tax liability if the plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.